Fair value of Above / Below Market Acquired Time Charters (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value Of Above Below Market Acquired Time Charters
June 30, 2021	$ 924
June 30, 2022	831
June 30, 2023	0
Total	$ 1,755	$ 2,473